PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 1.6%
25,823
Computershare Ltd.
$ 639,873
0.1
452,566
Medibank Pvt Ltd.
1,558,660
0.3
644,955
Scentre Group
1,771,893
0.4
424,668
Telstra Group Ltd.
1,590,011
0.3
236,365
Transurban Group
2,542,169
0.5
8,102,606
1.6
Canada : 4.2%
52,350
Bank of Nova Scotia
4,200,455
0.8
82,080  Canadian Natural
Resources Ltd.
3,732,939
0.8
13,696  Canadian Tire Corp. Ltd.
- Class A
1,757,388
0.4
31,057  CCL Industries, Inc. -
Class B
2,005,814
0.4
56,104
Keyera Corp.
2,327,340
0.5
18,204
Stantec, Inc.
1,375,484
0.3
57,163
Suncor Energy, Inc.
3,572,869
0.7
13,750
Toronto-Dominion Bank
1,573,323
0.3
1,760
WSP Global, Inc.
249,271
0.0
20,794,883
4.2
Denmark : 0.6%
59,187
Danske Bank A/S
3,113,296
0.6
Finland : 0.1%
46,386
Sampo Oyj - Class A
489,583
0.1
France : 2.9%
9,709
Air Liquide SA
2,005,718
0.4
72,878
AXA SA
3,360,644
0.7
28,867
BNP Paribas SA
3,111,650
0.6
30,683
Bureau Veritas SA
928,078
0.2
87,077
Carrefour SA
1,628,618
0.4
8,195
Danone SA
582,664
0.1
35,166
Engie SA
1,084,836
0.2
5,964
Ipsen SA
1,089,438
0.2
6,884
TotalEnergies SE
604,021
0.1
14,395,667
2.9
Germany : 1.3%
67,831  Deutsche Telekom AG,
Reg
2,277,429
0.4
37,574  Fresenius SE & Co.
KGaA
1,586,600
0.3
5,836  Mercedes-Benz Group
AG
354,350
0.1
3,378
SAP SE
611,060
0.1
21,690
(1)
Scout24 SE
1,824,246
0.4
6,653,685
1.3
Hong Kong : 0.9%
21,100  Hong Kong Exchanges &
Clearing Ltd.
1,077,365
0.2
235,000  Power Assets Holdings
Ltd.
1,802,047
0.4
1,223,500
(1)
WH Group Ltd.
1,411,964
0.3
4,291,376
0.9
Ireland : 0.3%
108,871
AIB Group PLC
1,281,182
0.3
Israel : 0.3%
56,372
Bank Leumi Le-Israel BM
1,426,270
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy : 1.1%
51,329
Eni SpA
$ 1,342,921
0.3
258,621
Intesa Sanpaolo SpA
1,747,776
0.4
52,200  Terna - Rete Elettrica
Nazionale
599,733
0.1
20,152
UniCredit SpA
1,739,297
0.3
5,429,727
1.1
Japan : 4.7%
136,200
Asahi Kasei Corp.
1,527,767
0.3
149,300
Astellas Pharma, Inc.
2,126,611
0.4
69,800  Central Japan Railway
Co.
1,526,705
0.3
36,200
Daiichi Sankyo Co. Ltd.
609,266
0.1
57,100  Daiwa House Industry
Co. Ltd.
1,553,834
0.3
101,900
ENEOS Holdings, Inc.
834,931
0.2
55,100  Japan Exchange Group,
Inc.
673,116
0.1
62,400
Japan Tobacco, Inc.
2,403,764
0.5
167,100
Kirin Holdings Co. Ltd.
2,843,875
0.6
18,100
NEC Corp.
469,150
0.1
215,800  Nippon Telegraph &
Telephone Corp.
202,470
0.1
79,900
Nitto Denko Corp.
1,497,312
0.3
11,000
ORIX Corp.
428,990
0.1
47,400
Secom Co. Ltd.
1,889,869
0.4
58,400  Suntory Beverage & Food
Ltd.
1,577,496
0.3
1,114,400
Z Holdings Corp.
2,893,904
0.6
23,059,060
4.7
Netherlands : 1.8%
33,935
ASR Nederland NV
2,540,317
0.5
4,385
Heineken Holding NV
316,209
0.1
1,632
Heineken NV
127,451
0.0
8,539
ING Groep NV
264,499
0.0
559,506
Koninklijke KPN NV
2,914,542
0.6
34,589
NN Group NV
2,887,359
0.6
9,050,377
1.8
New Zealand : 0.1%
31,658  Fisher & Paykel
Healthcare Corp. Ltd.
706,957
0.1
Norway : 1.0%
91,574
DNB Bank ASA
2,847,804
0.6
35,682
Equinor ASA
1,289,891
0.3
24,718
Mowi ASA
544,623
0.1
7,508
Telenor ASA
122,691
0.0
4,805,009
1.0
Puerto Rico : 0.5%
17,608
Popular, Inc.
2,615,316
0.5
Singapore : 0.6%
157,400
Singapore Exchange Ltd.
2,698,413
0.6
Spain : 1.1%
79,533
(1)
Aena SME SA
2,307,737
0.5
117,387
Repsol SA
3,030,963
0.6
5,338,700
1.1
Sweden : 0.5%
52,064
Swedbank AB - Class A
1,922,456
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
117,924
Telia Co. AB
$ 632,336
0.1
2,554,792
0.5
Switzerland : 1.1%
26,946
ABB Ltd., Reg
2,881,266
0.6
2,269
Galderma Group AG
480,010
0.1
8,597
Sandoz Group AG
722,910
0.1
11,130
SGS SA
1,264,982
0.3
5,349,168
1.1
United Kingdom : 3.8%
1,304
AstraZeneca PLC
242,105
0.0
92,243
BAE Systems PLC
2,509,617
0.5
183,295
Barclays PLC
1,119,754
0.2
34,478  British American Tobacco
PLC
2,133,370
0.4
244,500  CK Hutchison Holdings
Ltd.
2,199,978
0.4
12,109
GSK PLC
306,194
0.1
59,600
Imperial Brands PLC
2,161,184
0.4
261,667
NatWest Group PLC
2,104,508
0.4
1,648
Next PLC
292,291
0.1
134,674  Rolls-Royce Holdings
PLC
2,423,019
0.5
156,759
Sage Group PLC
1,773,295
0.4
51,904
Smith & Nephew PLC
773,649
0.2
28,976
Smiths Group PLC
956,629
0.2
18,995,593
3.8
United States : 68.9%
29,954
AbbVie, Inc.
6,521,585
1.3
3,367
Accenture PLC - Class A
629,865
0.1
2,434
Acuity Brands, Inc.
742,638
0.2
293,368
ADT, Inc.
1,968,499
0.4
15,272
Allstate Corp.
3,147,406
0.6
27,445
Ally Financial, Inc.
1,174,920
0.2
6,822
Alphabet, Inc. - Class A
2,594,679
0.5
60,015
Altria Group, Inc.
4,175,844
0.8
4,332  American Electric Power
Co., Inc.
548,734
0.1
4,299
Ameriprise Financial, Inc.
1,916,107
0.4
10,205  AmerisourceBergen
Corp.
2,748,819
0.6
12,090
AMETEK, Inc.
2,730,527
0.6
1,347
Aon PLC - Class A
425,733
0.1
3,993
Applied Materials, Inc.
1,797,090
0.4
18,428
AptarGroup, Inc.
2,134,884
0.4
10,928
Assurant, Inc.
2,719,651
0.6
2,703  Automatic Data
Processing, Inc.
599,634
0.1
30,466
Avnet, Inc.
2,648,409
0.5
27,741
Axis Capital Holdings Ltd.
2,633,453
0.5
10,859  Bank of New York Mellon
Corp.
1,514,070
0.3
8,150
Booking Holdings, Inc.
1,364,555
0.3
64,291
Bristol-Myers Squibb Co.
3,676,159
0.7
76,609  Brixmor Property Group,
Inc.
2,341,171
0.5
19,318  Broadridge Financial
Solutions, Inc.
2,969,563
0.6
14,478
Cardinal Health, Inc.
2,849,270
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
8,780  Cboe Global Markets,
Inc.
$ 2,928,657
0.6
20,470
Charles Schwab Corp.
1,788,054
0.4
474  Chesapeake Energy
Corp.
44,073
0.0
3,093
Chord Energy Corp.
407,874
0.1
11,521
Cigna Group
3,195,925
0.6
16,927
Cintas Corp.
2,898,918
0.6
29,693
Citigroup, Inc.
3,738,349
0.8
9,077  Citizens Financial Group,
Inc.
565,134
0.1
13,510
CME Group, Inc.
3,695,525
0.7
40,576
CNA Financial Corp.
1,706,627
0.3
78,693
Coca-Cola Co.
6,217,534
1.3
39,285
Colgate-Palmolive Co.
3,540,757
0.7
43,553  Commerce Bancshares,
Inc.
2,274,338
0.5
37,113  COPT Defense
Properties
1,189,843
0.2
32,468
CVS Health Corp.
2,953,939
0.6
14,684
Delta Air Lines, Inc.
1,211,136
0.2
59,816
Devon Energy Corp.
2,661,214
0.5
9,178
Digital Realty Trust, Inc.
1,743,820
0.4
24,861  Dolby Laboratories, Inc.
- Class A
1,387,492
0.3
474
Domino's Pizza, Inc.
147,215
0.0
29,742
Duke Energy Corp.
3,650,236
0.7
6,609
DuPont de Nemours, Inc.
320,008
0.1
499
Ecolab, Inc.
127,744
0.0
35,873
Edison International
2,508,958
0.5
39,015
Element Solutions, Inc.
1,655,406
0.3
4,284
Elevance Health, Inc.
1,684,426
0.3
6,463
Emerson Electric Co.
929,509
0.2
25,657
EOG Resources, Inc.
3,422,131
0.7
20,366
Evergy , Inc.
1,670,827
0.3
23,885
Eversource Energy
1,630,629
0.3
63,858
Exelon Corp.
2,914,479
0.6
1,548
Expedia Group, Inc.
349,523
0.1
4,881
Flowserve Corp.
368,564
0.1
12,474
Fortive Corp.
727,484
0.1
28,999
Fox Corp. - Class A
1,853,616
0.4
2,661
General Dynamics Corp.
922,888
0.2
11,208
General Motors Co.
932,954
0.2
83,987
Genpact Ltd.
2,767,372
0.6
18,143
Globe Life, Inc.
2,780,233
0.6
20,154
Hancock Whitney Corp.
1,372,890
0.3
14,850  Hanover Insurance
Group, Inc.
2,765,070
0.6
24,278  Hartford Financial
Services Group, Inc.
3,086,462
0.6
5,402  Honeywell International,
Inc.
1,284,920
0.3
9,132  Host Hotels & Resorts,
Inc.
209,853
0.0
11,669
Intuit, Inc.
3,868,624
0.8
19,465  Jack Henry & Associates,
Inc.
2,653,469
0.5
29,364
Johnson & Johnson
6,616,590
1.3
72,990
KeyCorp
1,556,877
0.3
111,985
Kinder Morgan, Inc.
3,480,494
0.7

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,059
KLA Corp.
$ 2,035,091
0.4
587  Lamar Advertising Co. -
Class A
89,494
0.0
5,323
Lancaster Colony Corp.
595,857
0.1
20,254
Las Vegas Sands Corp.
1,024,245
0.2
16,683
Leidos Holdings, Inc.
2,132,087
0.4
1,976
Linde PLC
983,435
0.2
18,634  Marsh & McLennan Cos.,
Inc.
2,980,881
0.6
3,506
McKesson Corp.
2,602,995
0.5
41,172
Medtronic PLC
3,038,905
0.6
11,521  Meta Platforms, Inc. -
Class A
7,287,148
1.5
31,459
MetLife, Inc.
2,601,345
0.5
8,372
Micron Technology, Inc.
8,129,212
1.6
80,168
Microsoft Corp.
36,094,840
7.3
140
MSCI, Inc.
88,393
0.0
9,354  National Retail
Properties, Inc.
416,347
0.1
24,115
NetApp, Inc.
4,203,003
0.8
34,606  New York Times Co. -
Class A
2,602,717
0.5
1,992
NewMarket Corp.
1,540,971
0.3
29,738
News Corp. - Class A
776,162
0.2
65,564
NiSource, Inc.
3,030,368
0.6
7,355
Northern Trust Corp.
1,216,885
0.2
13,373
NVIDIA Corp.
2,823,575
0.6
9,693
OneMain Holdings, Inc.
536,120
0.1
35,027
ONEOK, Inc.
2,940,166
0.6
3,801
Paycom Software, Inc.
530,886
0.1
42,114
PayPal Holdings, Inc.
1,884,602
0.4
22,547  PBF Energy, Inc. - Class
A
917,663
0.2
31,194
PepsiCo, Inc.
4,497,863
0.9
169,253
Pfizer, Inc.
4,431,044
0.9
151,451
PG&E Corp.
2,474,709
0.5
7,676  Philip Morris International,
Inc.
1,361,569
0.3
51,060  Portland General Electric
Co.
2,559,127
0.5
9,412
Primerica, Inc.
2,540,958
0.5
27,525
Procter & Gamble Co.
3,951,489
0.8
6,270
Prologis, Inc.
899,557
0.2
15,484
Qualcomm, Inc.
3,886,794
0.8
6,345  Raymond James
Financial, Inc.
909,936
0.2
29,014
Regency Centers Corp.
2,244,233
0.5
2,213  Regeneron
Pharmaceuticals, Inc.
1,360,508
0.3
8,886  RingCentral, Inc. - Class
A
384,853
0.1
11,463
Ross Stores, Inc.
2,656,321
0.5
3,698
RPM International, Inc.
391,877
0.1
96,417  Sabra Health Care REIT,
Inc.
1,917,734
0.4
16,434
Sanofi
1,440,588
0.3
14,463  Simon Property Group,
Inc.
2,963,613
0.6
23,519
SLM Corp.
520,240
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
38,223  SS&C Technologies
Holdings, Inc.
$ 2,580,817
0.5
4,337
STERIS PLC
922,610
0.2
27,606
Synchrony Financial
1,972,173
0.4
16,892
TJX Cos., Inc.
2,614,037
0.5
15,632
T-Mobile US, Inc.
2,931,469
0.6
21,526  Tradeweb Markets, Inc. -
Class A
2,157,981
0.4
410
Trane Technologies PLC
185,033
0.0
22,938
Travel + Leisure Co.
1,559,784
0.3
59,037
Truist Financial Corp.
2,846,174
0.6
4,825  Tyson Foods, Inc. - Class
A
294,421
0.1
39,568
UGI Corp.
1,381,715
0.3
25,529  UL Solutions, Inc. - Class
A
2,540,135
0.5
16,357
Union Pacific Corp.
4,296,002
0.9
36,081
Unum Group
3,003,022
0.6
65,977
US Bancorp
3,618,838
0.7
4,653
Valero Energy Corp.
1,139,147
0.2
13,138
Ventas, Inc.
1,109,110
0.2
34,111
Veralto Corp.
2,804,948
0.6
9,081
VeriSign, Inc.
2,591,536
0.5
75,746  Verizon Communications,
Inc.
3,621,416
0.7
45,897
Viatris , Inc.
746,285
0.2
28,575  Viper Energy, Inc. - Class
A
1,300,162
0.3
3,214  Watts Water
Technologies, Inc. - Class
A
993,062
0.2
8,283
Williams Cos., Inc.
591,323
0.1
13,160
Zions Bancorp NA
821,842
0.2
342,101,373
68.9
Total Common Stock
(Cost $411,140,059)
483,253,033
97.4
EXCHANGE-TRADED FUNDS : 1.0%
17,669  iShares MSCI EAFE
Value ETF
1,389,490
0.3
14,751  iShares Russell 1000
Value ETF
3,510,148
0.7
4,899,638
1.0
Total Exchange-Traded
Funds
(Cost $4,245,039)
4,899,638
1.0
PREFERRED STOCK : 0.1%
Germany : 0.1%
6,053
Henkel AG & Co. KGaA
469,830
0.1
Total Preferred Stock
(Cost $471,246)
469,830
0.1
Total Long-Term
Investments
(Cost $415,856,344)
488,622,501
98.5

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
4,075,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.540%
(Cost $4,075,000) $ 4,075,000 0.8
Total Short-Term
Investments
(Cost $4,075,000)
$ 4,075,000
0.8
Total Investments in
Securities
(Cost $419,931,344) $ 492,697,501 99.3
Assets in Excess of
Other Liabilities 3,589,914 0.7
Net Assets $ 496,287,415 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.6%
Information Technology 14.8
Industrials 11.7
Health Care 10.8
Consumer Staples 8.2
Communication Services 6.9
Energy 6.8
Utilities 5.2
Real Estate 3.7
Consumer Discretionary 3.0
Materials 2.8
Exchange-Traded Funds 1.0
Short-Term Investments 0.8
Assets in Excess of Other Liabilities 0.7
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 8,102,606 $ — $ 8,102,606
Canada 20,794,883 — — 20,794,883
Denmark — 3,113,296 — 3,113,296
Finland — 489,583 — 489,583
France 1,628,618 12,767,049 — 14,395,667
Germany — 6,653,685 — 6,653,685
Hong Kong — 4,291,376 — 4,291,376
Ireland — 1,281,182 — 1,281,182
Israel — 1,426,270 — 1,426,270
Italy — 5,429,727 — 5,429,727
Japan 3,443,703 19,615,357 — 23,059,060
Netherlands 2,914,542 6,135,835 — 9,050,377
New Zealand 706,957 — — 706,957
Norway 122,691 4,682,318 — 4,805,009
Puerto Rico 2,615,316 — — 2,615,316
Singapore — 2,698,413 — 2,698,413
Spain — 5,338,700 — 5,338,700
Sweden 632,336 1,922,456 — 2,554,792
Switzerland — 5,349,168 — 5,349,168
United Kingdom — 18,995,593 — 18,995,593
United States 340,660,785 1,440,588 — 342,101,373
Total Common Stock 373,519,831 109,733,202 — 483,253,033
Exchange-Traded Funds 4,899,638 — — 4,899,638
Preferred Stock — 469,830 — 469,830
Short-Term Investments 4,075,000 — — 4,075,000
Total Investments, at fair value $ 382,494,469 $ 110,203,032 $ — $ 492,697,501
Other Financial Instruments+
Forward Foreign Currency Contracts — 402,787 — 402,787
Total Assets $ 382,494,469 $ 110,605,819 $ — $ 493,100,288
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (188,601) $ — $ (188,601)
Written Options — (3,146,830) — (3,146,830)
Total Liabilities $ — $ (3,335,431) $ — $ (3,335,431)
# The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
At May 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 700,000 USD 942,201 Barclays Bank PLC 06/09/26 $ 472
USD 11,162,103 CAD 15,100,000 Citibank N.A. 06/09/26 205,998
AUD 7,000,000 USD 5,029,486 Goldman Sachs International 06/09/26 1,088
USD 9,373,818 GBP 7,000,000 Morgan Stanley & Co. International PLC 06/09/26 (52,911)
USD 4,913,650 AUD 7,000,000 Morgan Stanley & Co. International PLC 06/09/26 (116,924)
USD 933,533 EUR 800,000 Standard Chartered Bank 06/09/26 130
USD 278,951 JPY 44,400,000 Standard Chartered Bank 06/09/26 9
USD 11,970,974 JPY 1,874,400,000 State Street Bank and Trust Co. 06/09/26 195,090
USD 290,138 CAD 400,000 State Street Bank and Trust Co. 06/09/26 (90)
USD 21,449,605 EUR 18,400,000 State Street Bank and Trust Co. 06/09/26 (18,676)
$ 214,186
At May 31, 2026, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI EAFE
ETF
BNP Paribas Call 06/26/26 USD 103.500 941,801 USD 98,700,745 $ 1,068,191 $ (1,633,124)
State Street Consumer
Staples Select SPDR
ETF
UBS AG Call 07/10/26 USD 84.980 471,595 USD 39,099,941 390,999 (426,043)
State Street Financial
Select Sector SPDR
ETF
Citibank N.A. Call 06/12/26 USD 53.220 1,134,437 USD 58,514,260 795,127 (161,703)
State Street Health
Care Select Sector
SPDR ETF
UBS AG Call 06/12/26 USD 148.790 158,446 USD 23,682,924 275,997 (396,166)
State Street Industrial
Select Sector SPDR
ETF
JPMorgan Chase
Bank N.A. Call 07/10/26 USD 179.620 220,644 USD 38,200,096 517,234 (529,794)
$ 3,047,548 $ (3,146,830)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 86,895,738
Gross Unrealized Depreciation (14,129,581)
Net Unrealized Appreciation $ 72,766,157